N-4	Jan. 23, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Jan. 23, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.2. At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class Y (the "Target Fund") and the NVIT Core Bond Fund: Class Y (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.3. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of NS Partners Ltd as the subadviser to the NVIT Emerging Markets Fund (the "Fund") and the appointment of FIAM LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 3, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisor
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassZMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMREmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.2. At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class Y (the "Target Fund") and the NVIT Core Bond Fund: Class Y (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.3. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of NS Partners Ltd as the subadviser to the NVIT Emerging Markets Fund (the "Fund") and the appointment of FIAM LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 3, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class Y This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P	0.48%	0.00%	0.48%	7.63%	2.23%	2.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisor
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassZMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMREmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC